Income Taxes - Schedule of Components of Provision for Income Taxes (Benefits) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Components of Provision for Income Taxes (Benefits) [Abstract]
Current tax
Deferred tax – tax loss
Deferred tax – book-tax difference		(1,507)
Income taxes (benefits) expenses		$ (1,507)